25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 3) - Foreign Exchange Risk [Member]
₺ in Thousands, € in Thousands, ¥ in Thousands, £ in Thousands, R$ in Thousands, Br in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 BYR (Br)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 BYR (Br)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 TRY (₺)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | R$		R$ (399,203)								R$ (234,794)
Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure					$ (13,236)								$ 186,538
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | €			€ 23,624								€ (389,412)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | £				£ 6,949								£ (71,314)
Japan, Yen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | ¥							¥ (17,285)								¥ 4,041
Russia, Rubles
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | Br						Br 2,780								Br 91,720
Turkey, New Lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure | ₺								₺ (418,576)								₺ (348,639)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net P and L Exposure	$ 16,541								$ 292,272